REVENUES (Tables)	12 Months Ended
Dec. 31, 2012
REVENUES [Abstract]
Schedule of Revenues by Category

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Room rentals	1,345,457	1,752,107	2,172,804	348,759
Revenue from managed hotels	89,702	179,334	262,094	42,069
Food, beverage and others sales	31,013	35,073	45,428	7,291
Souvenir card sales	20,466	34,917	55,502	8,909
Others	12,271	1,947	21,357	3,428
Total revenues	1,498,909	2,003,378	2,557,185	410,456